STOCKHOLDERS’ EQUITY (Details Narrative) - shares	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Mar. 31, 2021
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues	243,299	20,000	320,796	320,796